Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16—SUBSEQUENT EVENTS

On October 30, 2025, the Company issued 1,851,851 shares of Zeo class A common stock upon the conversion of the LHX convertible promissory note totaling $2.5 million.

Effective on October 31, 2025, the Company’s board of directors and audit committee, approved the dismissal of Grant Thornton LLP, the Company’s independent registered public accounting firm, and approved the appointment of Tanner LLP as the Company’s independent registered public accounting firm.

On November 5, 2025, the Company granted an aggregate of 70,000 restricted shares of class A common stock under the Incentive Plan to seven employees. The restricted shares vest in equal installments over three years.

On November 6, 100,000 class A common shares were issued in exchange for OpCo class B units and corresponding class V common shares.

NOTE 20 — SUBSEQUENT EVENTS

On April 17, 2025, the Company received a notice (the “Notice”) from Nasdaq notifying the Company that it is not in compliance with the periodic filing requirements for continued listing set forth in Nasdaq Listing Rule 5250(c)(1) because the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (“Fiscal Year 2024 10-K”) was not filed with the Securities and Exchange Commission (the “SEC”) by the required due date of March 31, 2025. This Notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s shares. Nasdaq has provided the Company with 60 calendar days, until Sunday, June 16, 2025, to submit a plan to regain compliance. If Nasdaq accepts the Company’s plan, then Nasdaq may grant the Company an exception until October 13, 2025 to regain compliance with the Nasdaq Listing Rules.

In the disclosure on “Concentration of credit risk” found in Note 3 — Summary of Significant Accounting Policies, the company identified that two customers exceeded 10% of accounts receivable. As of the date of this report, one of those customers has not made payment towards those accounts receivable and may pose a credit risk of $2,306,096.